Basis Of Presentation And General Information	6 Months Ended
Jun. 30, 2012
Basis Of Presentation and General Information (Abstract)
Basis Of Presentation and General Information
1.     Basis of Presentation and General Information

Capital Product Partners L.P. (the “Partnership” or “CPP”) was formed on January 16, 2007, under the laws of the Marshall Islands for the purpose of acquiring interests in eight wholly owned subsidiaries of Capital Maritime and Trading Corp. (“CMTC” or “sponsor”), each of which owned a double-hull medium-range product tanker (the “Initial Vessels”).
The Partnership is engaged in the seaborne transportation services of crude oil and refined petroleum products, edible oils and soft chemicals, by chartering its vessels under medium to long-term time and bareboat charters.
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2011, filed with the U.S. Securities and Exchange Commission (the “SEC”) on February 13, 2012.
These unaudited condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Partnership's financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2012 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2012.